SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Others (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Impairment of long lived assets	¥ 0	¥ 0	¥ 0
Goodwill Impairment	¥ 0	0	0
Value added tax rate	6.00%
Lessor, rental agreement term	1 year
Rent incentives	¥ 232,796	67,111	7,295
Advertising expenses	497,508	203,085	31,572
Employee social benefits	229,586	144,018	26,472
Uncertain tax positions	¥ 0	0
Number of segments | segment	1
Appropriation to statutory surplus fund, percent	10.00%
Ratio of surplus fund to registered capital which halts appropriations	50.00%
Appropriation to statutory surplus fund	¥ 0	¥ 0	¥ 0
Minimum
Lessee, rental agreement term	4 years
Maximum
Lessee, rental agreement term	6 years